UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2008

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Hoplite Capital Management, LLC

Address:  810 Seventh Avenue, 34th Floor
          New York, New York 10019

13F File Number: 028-10749

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  John T. Lykouretzos
Title: Managing Member
Phone: 212-849-6700


Signature, Place and Date of Signing:


/s/John T. Lykouretzos        New York, New York          February 13, 2009
----------------------        ------------------        --------------------
     [Signature]                [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  18

Form 13F Information Table Value Total: $787,510
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

13 F file Number                     Name

1)   028-11651                       Hoplite Partners, L.P.
2)   028-11652                       Hoplite Offshore Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE
COLUMN 1                     COLUMN  2    COLUMN 3      COLUMN 4      COLUMN 5          COLUMN 6     COLUMN 7    COLUMN 8

                                                       VALUE     SHRS OR   SH/ PUT/    INVESTMENT    OTHER   VOTING AUTHORITY
NAME OF ISSUER           TITLE OF CLASS    CUSIP       (x1000)   PRN AMT   PRN CALL    DISCRETION    MNGRS  SOLE   SHARED  NONE
--------------           --------------    -----       -------   -------   --- ----    ----------    -----  ----   ------  ----
ACE LTD                        SHS        H0023R105     51,189      967,300  SH          SHARED        1,2          967,300
ADVANCE AUTO PARTS INC         COM        00751Y106    115,737    3,439,429  SH          SHARED        1,2        3,439,429
APACHE CORP                    COM        037411105     18,633      250,000  SH          SHARED        1,2          250,000
APOLLO GROUP INC              CL A        037604105     58,844      768,000  SH          SHARED        1,2          768,000
BERKSHIRE HATHAWAY INC DEL    CL A        084670108        194            2  SH          SHARED        1,2                2
CSX CORP                       COM        126408103     31,233      961,920  SH          SHARED        1,2          961,920
DAVITA INC                     COM        23918K108     46,253      933,100  SH          SHARED        1,2          933,100
MSCI INC                      CL A        55354G100     34,207    1,926,094  SH          SHARED        1,2        1,926,094
NVR INC                        COM        62944T105     47,757      104,673  SH          SHARED        1,2          104,673
NRG ENERGY INC               COM NEW      629377508     24,843    1,064,860  SH          SHARED        1,2        1,064,860
PHILIP MORRIS INTL INC         COM        718172109     64,230    1,476,200  SH          SHARED        1,2        1,476,200
RANGE RES CORP                 COM        75281A109     18,502      538,000  SH          SHARED        1,2          538,000
RENAISSANCERE HOLDINGS LTD     COM        G7496G103     10,931      212,000  SH          SHARED        1,2          212,000
SBA COMMUNICATIONS CORP        COM        78388J106     44,811    2,745,744  SH          SHARED        1,2        2,745,744
SHERWIN WILLIAMS CO            COM        824348106    140,207    2,346,578  SH          SHARED        1,2        2,346,578
STATE STR CORP                 COM        857477103     17,288      439,561  SH          SHARED        1,2          439,561
TARGET CORP                    COM        87612E106     41,923    1,214,100  SH          SHARED        1,2        1,214,100
TIFFANY & CO NEW               COM        886547108     20,728      877,200  SH          SHARED        1,2          877,200


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